SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reserve Quantities [Line Items]
Revenue	$ 2,044,562	$ 1,539,736
CA Country [member]
Reserve Quantities [Line Items]
Revenue	1,467,830	769,380
US Country [member]
Reserve Quantities [Line Items]
Revenue	$ 576,732	$ 770,356